Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2023, 2022 and 2021 (in thousands except per share data):

	Year Ended December 31,
	2023	2022	2021
Net loss	$(114,331)	$(23,364)	$(88,424)
Premium on redemption of Preferred Stock	(52,645)	—	—

Net loss for basic and diluted loss per share available to common stockholders	$(166,976)	$(23,364)	$(88,424)

Weighted average number of shares outstanding - basic	130,298	134,226	132,858
Effect of dilutive securities	—	—	—

Weighted average number of shares and assumed conversions - diluted	130,298	134,226	132,858
Loss per share
Basic and diluted	$(1.28)	$(0.17)	$(0.67)

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Premium paid on redemption of Preferred Stock was added to the net loss to arrive at loss available for common stockholders as it represents a dividend to the preferred stockholder. Diluted earnings per share is computed using the weighted average number of Common Stock and, if dilutive, potential Common Stock outstanding during the period. Potential Common Stock consists of the incremental Common Stock issuable upon the exercise of stock options and warrants (using the treasury stock method).
In the computation of net loss per share, treasury shares are not included as part of the outstanding shares.
In accordance with FASB ASC 260,
Earnings Per Share,
Penny Warrants are warrants that would be exercised for no or little consideration and therefore should be included in the calculation of weighted average shares outstanding for purposes of calculating basic and diluted net income (loss) per share. The Closing Penny Warrants become exercisable upon the passage of time and are included in basic and diluted net income (loss) per share from the closing date of September 21, 2023. The Subsequent Penny Warrants to purchase up to an aggregate of 8,500,000 shares of Common Stock are not vested as of the closing date of September 21, 2023 and the vesting is based on the passage of time, the Company’s repayment of the Oramed Note or the occurrence of the Management Sale Trigger Date (as defined therein). Therefore, these Subsequent Penny Warrants are included in the computation for diluted net income per share once all other exercise contingencies are removed except for the passage of time.
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Stock options	33,123,798	16,939,093	18,967,724
Public Warrants	6,854,309	6,899,988	—
Private Warrants	3,613,383	4,104,000	—
Retainer Shares	4,000,000	—	—
Shares Issuable pursuant to ESPP	29,806	—	—
Convertible Debentures	546,921	—	—

Total	48,168,217	27,943,081	18,967,724